Other financial liabilities (Details 2) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 30, 2024	May 18, 2020	Mar. 17, 2020
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 188,834,466	$ 156,202,002
Borrowings, interest rate			6.60%	3.50%	3.95%
Compania Cervecerias Unidas Sa [Member]
IfrsStatementLineItems [Line Items]
Borrowings, interest rate		6.80%
Non Current Bank Borrowings [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	32,300,106	$ 60,831,465
Non Current Bank Borrowings [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	3,781,196	100,896,465
Non Current Bank Borrowings [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 3,631,943	$ 4,919,394
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, original currency	CLP
Other current financial liabilities	$ 6,743,405
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	6.07%
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings One [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 6,743,405
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings One [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings One [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	96,981,310-6
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, original currency	CLP
Other current financial liabilities	$ 5,986,916
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	6.33%
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Two [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 5,986,916
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Two [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Two [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Five [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 2,000,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		7.32%
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Five [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 2,000,000
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Five [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Five [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Six [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 1,000,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.04%
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Six [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 1,000,000
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Six [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Six [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Seven [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 6,732,610
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		7.74%
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Seven [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 6,732,610
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Seven [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Seven [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Eight [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		96,981,310-6
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 5,977,327
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		8.00%
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Eight [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Eight [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		5,977,327
Non Current Bank Borrowings [Member] | Cerveceria Kunstmann Sa [Member] | Bank Borrowings Eight [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Creditor Country	Chile
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Creditor Country	Chile
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		90,413,000-1
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 30,000,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		6.54%
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Three [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 30,000,000
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Three [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Three [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Four [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		90,413,000-1
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 90,000,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		6.78%
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Four [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Four [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		90,000,000
Non Current Bank Borrowings [Member] | Compania Cervecerias Unidas Sa [Member] | Bank Borrowings Four [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Three [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	99,586,280-8
Borrowings, Debtor Country	Chile
Borrowings, Lending party Tax ID	97,030,000-7
Borrowings, Creditor Country	Chile
Borrowings, original currency	CLP
Other current financial liabilities	$ 16,000,000
Short Term Borowings, Type of Amortization	At maturity
Borrowings, interest rate	5.86%
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Three [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 16,000,000
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Three [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Three [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Nine [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		99,586,280-8
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,030,000-7
Borrowings, Creditor Country		Chile
Borrowings, original currency		CLP
Other current financial liabilities		$ 16,000,000
Short Term Borowings, Type of Amortization		At maturity
Borrowings, interest rate		6.66%
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Nine [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 16,000,000
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Nine [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Compania Pisquera De Chile Same [Member] | Bank Borrowings Nine [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Four [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 2,968,166
Short Term Borowings, Type of Amortization	Quarterly
Borrowings, interest rate	5.50%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Four [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 799,122
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Four [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	913,282
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Four [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,255,762
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Five [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 5,940,454
Short Term Borowings, Type of Amortization	Quarterly
Borrowings, interest rate	5.00%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Five [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 1,663,327
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Five [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	1,900,946
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Five [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 2,376,181
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Six [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 1,091,739
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	5.50%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Six [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 545,870
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Six [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	545,869
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Six [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Seven [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	0-E
Borrowings, Debtor Country	Bolivia
Borrowings, Lending party Tax ID	0-E
Borrowings, Creditor Country	Bolivia
Borrowings, original currency	BOB
Other current financial liabilities	$ 982,565
Short Term Borowings, Type of Amortization	Semiannual
Borrowings, interest rate	5.50%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Seven [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 561,466
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Seven [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	421,099
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Seven [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Ten [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 4,143,414
Short Term Borowings, Type of Amortization		Quarterly
Borrowings, interest rate		5.61%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Ten [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 1,227,678
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Ten [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		1,227,678
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Ten [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 1,688,058
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Eleven [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 8,270,650
Short Term Borowings, Type of Amortization		Quarterly
Borrowings, interest rate		5.00%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Eleven [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 2,544,816
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Eleven [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		2,544,816
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Eleven [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 3,181,018
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Twelve [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 1,091,271
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		5.50%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Twelve [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 545,636
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Twelve [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		545,635
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Twelve [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Thirteen [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		0-E
Borrowings, Debtor Country		Bolivia
Borrowings, Lending party Tax ID		0-E
Borrowings, Creditor Country		Bolivia
Borrowings, original currency		BOB
Other current financial liabilities		$ 1,289,064
Short Term Borowings, Type of Amortization		Semiannual
Borrowings, interest rate		5.95%
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Thirteen [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 736,608
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Thirteen [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		552,456
Non Current Bank Borrowings [Member] | Bebidas Bolivianas B B O S A [Member] | Bank Borrowings Thirteen [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Bank Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		76,035,409-0
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,004,000-5
Borrowings, Creditor Country		Chile
Borrowings, original currency		UF
Other current financial liabilities		$ 49,280
Short Term Borowings, Type of Amortization		Monthly
Borrowings, interest rate		3.39%
Non Current Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Bank Borrowings One [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 16,324
Non Current Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Bank Borrowings One [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		17,468
Non Current Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Bank Borrowings One [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 15,488
Non Current Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Bank Borrowings Two [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID		76,035,409-0
Borrowings, Debtor Country		Chile
Borrowings, Lending party Tax ID		97,004,000-5
Borrowings, Creditor Country		Chile
Borrowings, original currency		UF
Other current financial liabilities		$ 93,708
Short Term Borowings, Type of Amortization		Monthly
Borrowings, interest rate		5.65%
Non Current Bank Borrowings [Member] | Cervecera Guayacan Spa [Member] | Bank Borrowings Two [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 27,793
Non Current Bank Borrowings [Member] | D And D Sp A [Member] | Bank Borrowings Two [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		31,085
Non Current Bank Borrowings [Member] | D And D Sp A [Member] | Bank Borrowings Two [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		34,830
Bank Borrowings One [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	39,713,245	166,647,324
Non Current Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	14,986,219	43,447,522
Non Current Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	80,441,606
Non Current Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 897,055,385	$ 1,015,556,398
Non Current Bonds Payable [Member] | Bono Series J Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 119,288,156	$ 115,357,118
Short Term Borowings, Type of Amortization	At maturity	Semiannual
Borrowings, interest rate	2.90%	2.90%
Non Current Bonds Payable [Member] | Bono Series J Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series J Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series J Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 119,288,156	$ 115,357,118
Non Current Bonds Payable [Member] | Bono Series L Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 14,986,219	$ 43,447,522
Short Term Borowings, Type of Amortization	Semiannual	Semiannual
Borrowings, interest rate	1.20%	1.20%
Non Current Bonds Payable [Member] | Bono Series L Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 14,986,219	$ 43,447,522
Non Current Bonds Payable [Member] | Bono Series L Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series L Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series M Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 80,441,606	$ 78,066,626
Short Term Borowings, Type of Amortization	At maturity	Semiannual
Borrowings, interest rate	1.60%	1.60%
Non Current Bonds Payable [Member] | Bono Series M Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series M Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	80,441,606
Non Current Bonds Payable [Member] | Bono Series M Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities		$ 78,066,626
Non Current Bonds Payable [Member] | Bono Series International Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	United States	United States
Borrowings, original currency	USD	USD
Other current financial liabilities	$ 539,931,158	$ 592,159,908
Short Term Borowings, Type of Amortization	At maturity	Semiannual
Borrowings, interest rate	3.35%	3.35%
Non Current Bonds Payable [Member] | Bono Series International Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series International Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series International Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 539,931,158	$ 592,159,908
Non Current Bonds Payable [Member] | Bono Series R Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 158,219,013	$ 152,953,980
Short Term Borowings, Type of Amortization	At maturity	Semiannual
Borrowings, interest rate	2.70%	2.70%
Non Current Bonds Payable [Member] | Bono Series R Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series R Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series R Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 158,219,013	$ 152,953,980
Non Current Bonds Payable [Member] | Bono Series P Bonds Payable [Member]
IfrsStatementLineItems [Line Items]
Borrowings, Debtor Tax ID	90,413,000-1	90,413,000-1
Borrowings, Debtor Country	Chile	Chile
Borrowings, Creditor Country	Chile	Chile
Borrowings, original currency	UF	UF
Other current financial liabilities	$ 79,617,058	$ 77,018,766
Short Term Borowings, Type of Amortization	At maturity	Semiannual
Borrowings, interest rate	3.35%	3.35%
Non Current Bonds Payable [Member] | Bono Series P Bonds Payable [Member] | Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series P Bonds Payable [Member] | Later than three years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities
Non Current Bonds Payable [Member] | Bono Series P Bonds Payable [Member] | Later than five years [member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	79,617,058	77,018,766
Bonds Payable One [Member]
IfrsStatementLineItems [Line Items]
Other current financial liabilities	$ 992,483,210	$ 1,059,003,920